Schedule of Share-based Compensation Arrangements by Share-based Payment Award (Details)	3 Months Ended	12 Months Ended
	Nov. 30, 2017 USD ($) $ / shares shares	Aug. 31, 2017 USD ($) yr $ / shares shares	Aug. 31, 2016 USD ($) yr $ / shares shares
Number of Stock Options | shares	3,265,875	3,320,875	3,485,000
Stock Options Schedule Of Share-based Compensation Arrangements By Share-based Payment Award 1			$ 247,500
Number of Stock Options Exercisable | shares	2,965,875
Stock Options Schedule Of Share-based Compensation Arrangements By Share-based Payment Award 2 | yr			1.8
Weighted Average Remaining Contractual Life	2 years 6 months 29 days
Stock Options Schedule Of Share-based Compensation Arrangements By Share-based Payment Award 3			0.09
Weighted Average Exercise Price | $ / shares	$ 0.15	$ 0.15	$ 0.15
Stock Options Schedule Of Share-based Compensation Arrangements By Share-based Payment Award 4			$ 4,950
Aggregate Intrinsic Value	$ 2,863,073
Stock Options Schedule Of Share-based Compensation Arrangements By Share-based Payment Award 5			$ 660,000
Stock Options Schedule Of Share-based Compensation Arrangements By Share-based Payment Award 6 | yr			2.9
Stock Options Schedule Of Share-based Compensation Arrangements By Share-based Payment Award 7			0.23
Stock Options Schedule Of Share-based Compensation Arrangements By Share-based Payment Award 8			$ (85,800)
Stock Options Schedule Of Share-based Compensation Arrangements By Share-based Payment Award 9			$ 1,017,500
Stock Options Schedule Of Share-based Compensation Arrangements By Share-based Payment Award 10 | yr			3.31
Stock Options Schedule Of Share-based Compensation Arrangements By Share-based Payment Award 11			0.10
Stock Options Schedule Of Share-based Compensation Arrangements By Share-based Payment Award 12			$ 10,175
Stock Options Schedule Of Share-based Compensation Arrangements By Share-based Payment Award 13			$ 275,000
Stock Options Schedule Of Share-based Compensation Arrangements By Share-based Payment Award 14 | yr			3.43
Stock Options Schedule Of Share-based Compensation Arrangements By Share-based Payment Award 15			0.09
Stock Options Schedule Of Share-based Compensation Arrangements By Share-based Payment Award 16			$ 5,500
Stock Options Schedule Of Share-based Compensation Arrangements By Share-based Payment Award 17			$ 550,000
Stock Options Schedule Of Share-based Compensation Arrangements By Share-based Payment Award 18 | yr			3.57
Stock Options Schedule Of Share-based Compensation Arrangements By Share-based Payment Award 19			0.09
Stock Options Schedule Of Share-based Compensation Arrangements By Share-based Payment Award 20			$ 11,000
Stock Options Schedule Of Share-based Compensation Arrangements By Share-based Payment Award 21			$ 110,000
Stock Options Schedule Of Share-based Compensation Arrangements By Share-based Payment Award 22 | yr			4.05
Stock Options Schedule Of Share-based Compensation Arrangements By Share-based Payment Award 23			0.17
Stock Options Schedule Of Share-based Compensation Arrangements By Share-based Payment Award 24			$ (7,700)
Stock Options Schedule Of Share-based Compensation Arrangements By Share-based Payment Award 25			$ 300,000
Stock Options Schedule Of Share-based Compensation Arrangements By Share-based Payment Award 26 | yr			4.62
Stock Options Schedule Of Share-based Compensation Arrangements By Share-based Payment Award 27			0.11
Stock Options Schedule Of Share-based Compensation Arrangements By Share-based Payment Award 28			$ 3,000
Stock Options Schedule Of Share-based Compensation Arrangements By Share-based Payment Award 29			$ 325,000
Stock Options Schedule Of Share-based Compensation Arrangements By Share-based Payment Award 30 | yr			4.76
Stock Options Schedule Of Share-based Compensation Arrangements By Share-based Payment Award 31			0.14
Stock Options Schedule Of Share-based Compensation Arrangements By Share-based Payment Award 32			$ (6,500)
Stock Options Schedule Of Share-based Compensation Arrangements By Share-based Payment Award 33			$ 3,485,000
Stock Options Schedule Of Share-based Compensation Arrangements By Share-based Payment Award 34 | yr			3.45
Stock Options Schedule Of Share-based Compensation Arrangements By Share-based Payment Award 35			0.13
Stock Options Schedule Of Share-based Compensation Arrangements By Share-based Payment Award 36			$ (65,375)
Stock Options Schedule Of Share-based Compensation Arrangements By Share-based Payment Award 1		$ 247,500
Stock Options Schedule Of Share-based Compensation Arrangements By Share-based Payment Award 2		$ 247,500
Stock Options Schedule Of Share-based Compensation Arrangements By Share-based Payment Award 3 | yr		0.8
Stock Options Schedule Of Share-based Compensation Arrangements By Share-based Payment Award 4		0.09
Stock Options Schedule Of Share-based Compensation Arrangements By Share-based Payment Award 5		$ 64,125
Stock Options Schedule Of Share-based Compensation Arrangements By Share-based Payment Award 6		248,375
Stock Options Schedule Of Share-based Compensation Arrangements By Share-based Payment Award 7		$ 248,375
Stock Options Schedule Of Share-based Compensation Arrangements By Share-based Payment Award 8 | yr		1.9
Stock Options Schedule Of Share-based Compensation Arrangements By Share-based Payment Award 9		0.23
Stock Options Schedule Of Share-based Compensation Arrangements By Share-based Payment Award 10		$ 30,482
Stock Options Schedule Of Share-based Compensation Arrangements By Share-based Payment Award 11		990,000
Stock Options Schedule Of Share-based Compensation Arrangements By Share-based Payment Award 12		$ 990,000
Stock Options Schedule Of Share-based Compensation Arrangements By Share-based Payment Award 13 | yr		2.31
Stock Options Schedule Of Share-based Compensation Arrangements By Share-based Payment Award 14		0.10
Stock Options Schedule Of Share-based Compensation Arrangements By Share-based Payment Award 15		$ 247,500
Stock Options Schedule Of Share-based Compensation Arrangements By Share-based Payment Award 16		275,000
Stock Options Schedule Of Share-based Compensation Arrangements By Share-based Payment Award 17		$ 275,000
Stock Options Schedule Of Share-based Compensation Arrangements By Share-based Payment Award 18 | yr		2.43
Stock Options Schedule Of Share-based Compensation Arrangements By Share-based Payment Award 19		0.09
Stock Options Schedule Of Share-based Compensation Arrangements By Share-based Payment Award 20		$ 71,250
Stock Options Schedule Of Share-based Compensation Arrangements By Share-based Payment Award 21		550,000
Stock Options Schedule Of Share-based Compensation Arrangements By Share-based Payment Award 22		$ 550,000
Stock Options Schedule Of Share-based Compensation Arrangements By Share-based Payment Award 23 | yr		2.57
Stock Options Schedule Of Share-based Compensation Arrangements By Share-based Payment Award 24		0.09
Stock Options Schedule Of Share-based Compensation Arrangements By Share-based Payment Award 25		$ 142,500
Stock Options Schedule Of Share-based Compensation Arrangements By Share-based Payment Award 26		110,000
Stock Options Schedule Of Share-based Compensation Arrangements By Share-based Payment Award 27		$ 110,000
Stock Options Schedule Of Share-based Compensation Arrangements By Share-based Payment Award 28 | yr		3.05
Stock Options Schedule Of Share-based Compensation Arrangements By Share-based Payment Award 29		0.17
Stock Options Schedule Of Share-based Compensation Arrangements By Share-based Payment Award 30		$ 19,500
Stock Options Schedule Of Share-based Compensation Arrangements By Share-based Payment Award 31		300,000
Stock Options Schedule Of Share-based Compensation Arrangements By Share-based Payment Award 32		$ 300,000
Stock Options Schedule Of Share-based Compensation Arrangements By Share-based Payment Award 33 | yr		3.62
Stock Options Schedule Of Share-based Compensation Arrangements By Share-based Payment Award 34		0.11
Stock Options Schedule Of Share-based Compensation Arrangements By Share-based Payment Award 35		$ 72,000
Stock Options Schedule Of Share-based Compensation Arrangements By Share-based Payment Award 36		200,000
Stock Options Schedule Of Share-based Compensation Arrangements By Share-based Payment Award 37		$ 200,000
Stock Options Schedule Of Share-based Compensation Arrangements By Share-based Payment Award 38 | yr		4.76
Stock Options Schedule Of Share-based Compensation Arrangements By Share-based Payment Award 39		0.37
Stock Options Schedule Of Share-based Compensation Arrangements By Share-based Payment Award 40		$ (4,000)
Stock Options Schedule Of Share-based Compensation Arrangements By Share-based Payment Award 41		400,000
Stock Options Schedule Of Share-based Compensation Arrangements By Share-based Payment Award 42		$ 100,000
Stock Options Schedule Of Share-based Compensation Arrangements By Share-based Payment Award 43 | yr		4.81
Stock Options Schedule Of Share-based Compensation Arrangements By Share-based Payment Award 44		0.30
Stock Options Schedule Of Share-based Compensation Arrangements By Share-based Payment Award 45		$ 22,000
Stock Options Schedule Of Share-based Compensation Arrangements By Share-based Payment Award 46		3,320,875
Stock Options Schedule Of Share-based Compensation Arrangements By Share-based Payment Award 47		$ 3,020,875
Stock Options Schedule Of Share-based Compensation Arrangements By Share-based Payment Award 48 | yr		2.81
Stock Options Schedule Of Share-based Compensation Arrangements By Share-based Payment Award 49		0.15
Stock Options Schedule Of Share-based Compensation Arrangements By Share-based Payment Award 50		$ 665,357
Stock Options 1 [Member]
Number of Stock Options | shares	247,500
Number of Stock Options Exercisable | shares	247,500
Weighted Average Remaining Contractual Life	6 months 18 days
Weighted Average Exercise Price | $ / shares	$ 0.09
Aggregate Intrinsic Value	$ 231,188
Stock Options 2 [Member]
Number of Stock Options | shares	193,375
Number of Stock Options Exercisable | shares	193,375
Weighted Average Remaining Contractual Life	1 year 7 months 24 days
Weighted Average Exercise Price | $ / shares	$ 0.23
Aggregate Intrinsic Value	$ 154,261
Stock Options 3 [Member]
Number of Stock Options | shares	990,000
Number of Stock Options Exercisable | shares	990,000
Weighted Average Remaining Contractual Life	2 years 22 days
Weighted Average Exercise Price | $ / shares	$ 0.10
Aggregate Intrinsic Value	$ 915,750
Stock Options 4 [Member]
Number of Stock Options | shares	275,000
Number of Stock Options Exercisable | shares	275,000
Weighted Average Remaining Contractual Life	2 years 2 months 5 days
Weighted Average Exercise Price | $ / shares	$ 0.09
Aggregate Intrinsic Value	$ 256,875
Stock Options 5 [Member]
Number of Stock Options | shares	550,000
Number of Stock Options Exercisable | shares	550,000
Weighted Average Remaining Contractual Life	2 years 3 months 25 days
Weighted Average Exercise Price | $ / shares	$ 0.09
Aggregate Intrinsic Value	$ 513,750
Stock Options 6 [Member]
Number of Stock Options | shares	110,000
Number of Stock Options Exercisable | shares	110,000
Weighted Average Remaining Contractual Life	2 years 9 months 18 days
Weighted Average Exercise Price | $ / shares	$ 0.17
Aggregate Intrinsic Value	$ 93,750
Stock Options 7 [Member]
Number of Stock Options | shares	300,000
Number of Stock Options Exercisable | shares	300,000
Weighted Average Remaining Contractual Life	3 years 4 months 17 days
Weighted Average Exercise Price | $ / shares	$ 0.11
Aggregate Intrinsic Value	$ 274,500
Stock Options 8 [Member]
Number of Stock Options | shares	200,000
Number of Stock Options Exercisable | shares	200,000
Weighted Average Remaining Contractual Life	4 years 6 months 4 days
Weighted Average Exercise Price | $ / shares	$ 0.37
Aggregate Intrinsic Value	$ 131,000
Stock Options 9 [Member]
Number of Stock Options | shares	400,000
Number of Stock Options Exercisable | shares	100,000
Weighted Average Remaining Contractual Life	4 years 6 months 22 days
Weighted Average Exercise Price | $ / shares	$ 0.29
Aggregate Intrinsic Value	$ 292,000